Shareholder Report, Line Graph (Details) 199535_WBI BullBear Value 3000 ETF_TF_TSR Annual {TF} - USD ($)											12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2016	Jun. 30, 2026
WBI BullBear Value 3000 ETF
Account Value [Line Items]
Line Graph and Table Measure Name											WBI BullBear Value 3000 ETF NAV
Accumulated Value	$ 12,785	$ 12,801	$ 12,603	$ 12,703	$ 13,460	$ 10,724	$ 11,329	$ 11,623	$ 10,723	$ 8,837	$ 15,816
S&P 500 TR [Member]
Account Value [Line Items]
Line Graph and Table Measure Name											S&P 500 TR
Accumulated Value	37,757	32,785	26,322	22,009	24,623	17,489	16,268	14,733	12,881	10,926	$ 46,186
Russell 3000 Value Total Return [Member]
Account Value [Line Items]
Line Graph and Table Measure Name											Russell 3000 Value Total Return
Accumulated Value	$ 24,413	$ 21,547	$ 19,079	$ 17,154	$ 18,538	$ 12,750	$ 14,076	$ 13,114	$ 12,227	$ 10,522	$ 31,195